Expense Example	Feb. 01, 2026 USD ($)
Alpha Architect U.S. Quantitative Value ETF | Alpha Architect U.S. Quantitative Value ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 29
Expense Example, with Redemption, 3 Years	90
Expense Example, with Redemption, 5 Years	157
Expense Example, with Redemption, 10 Years	356
Alpha Architect International Quantitative Value ETF | Alpha Architect International Quantitative Value ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	39
Expense Example, with Redemption, 3 Years	122
Expense Example, with Redemption, 5 Years	213
Expense Example, with Redemption, 10 Years	480
Alpha Architect U.S. Quantitative Momentum ETF | Alpha Architect U.S. Quantitative Momentum ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	29
Expense Example, with Redemption, 3 Years	90
Expense Example, with Redemption, 5 Years	157
Expense Example, with Redemption, 10 Years	356
Alpha Architect International Quantitative Momentum ETF | Alpha Architect International Quantitative Momentum ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	39
Expense Example, with Redemption, 3 Years	122
Expense Example, with Redemption, 5 Years	213
Expense Example, with Redemption, 10 Years	480
Alpha Architect Global Factor Equity ETF | Alpha Architect Global Factor Equity ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	39
Expense Example, with Redemption, 3 Years	122
Expense Example, with Redemption, 5 Years	213
Expense Example, with Redemption, 10 Years	480
Alpha Architect High Inflation and Deflation ETF | Alpha Architect High Inflation and Deflation ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	30
Expense Example, with Redemption, 3 Years	104
Expense Example, with Redemption, 5 Years	186
Expense Example, with Redemption, 10 Years	426
Alpha Architect Tail Risk ETF | Alpha Architect Tail Risk ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	64
Expense Example, with Redemption, 3 Years	202
Expense Example, with Redemption, 5 Years	351
Expense Example, with Redemption, 10 Years	786
Alpha Architect US Equity ETF | Alpha Architect US Anti-Dividend ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	15
Expense Example, with Redemption, 3 Years	48
Expense Example, with Redemption, 5 Years	85
Expense Example, with Redemption, 10 Years	192
Alpha Architect Global Equity ETF | Alpha Architect Global Equity ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	26
Expense Example, with Redemption, 3 Years	80
Alpha Architect 1-3 Year Box ETF | Alpha Architect 1-3 Year Box ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	20
Expense Example, with Redemption, 3 Years	63
Alpha Architect Intermediate-Term Treasury Bond ETF | Alpha Architect Intermediate-Term Treasury Bond ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	20
Expense Example, with Redemption, 3 Years	63
Alpha Architect Long-Term Treasury Bond ETF | Alpha Architect Long-Term Treasury Bond ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	20
Expense Example, with Redemption, 3 Years	63
Alpha Architect Aggregate Bond ETF | Alpha Architect Aggregate Bond ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	24
Expense Example, with Redemption, 3 Years	74
Expense Example, with Redemption, 5 Years	130
Expense Example, with Redemption, 10 Years	293
Alpha Architect Inflation-Protected Securities ETF | Alpha Architect Inflation-Protected Securities ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	20
Expense Example, with Redemption, 3 Years	63
Alpha Architect Real Estate ETF | Alpha Architect Real Estate ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	20
Expense Example, with Redemption, 3 Years	63
Alpha Architect 1-3 Month Box ETF | Alpha Architect 1-3 Month Box ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	20
Expense Example, with Redemption, 3 Years	74
Expense Example, with Redemption, 5 Years	133
Expense Example, with Redemption, 10 Years	$ 307